Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units, Nonvested beginning balance	1,661,724
Common units, Restricted units granted	0
Common units, Restricted units vested	(227,092)
Common units, Restricted units forfeited	(65,065)
Common units, Nonvested ending balance	1,369,567
Nonvested, Weighted Average Grant Date Fair Value beginning balance	$ 4.69
Weighted Average Grant Date Fair Value, Restricted units granted	$ 0
Weighted Average Grant Date Fair Value, Restricted units vested	$ 4.85
Weighted Average Grant Date Fair Value, Restricted units forfeited	$ 4.69
Nonvested, Weighted Average Grant Date Fair Value ending balance	$ 4.66